Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2024
Expenses
General and administrative	$ 5,472	$ 10,614	$ 16,410
Demonstration Plant operations	1,838	4,464	7,324
Management and directors' fees	986	2,216	2,489
Share-based compensation	2,091	6,589	7,937
Separation benefits	1,295	152
Other		25
Foreign exchange loss (gain)	(316)	3,329	(639)
Loss from operations	11,366	27,389	33,521
Gain on deconsolidation of subsidiaries			164,099
Impairment expense	(19,676)	(26,468)
Investment loss from Smackover Lithium	(707)	(6,358)	(158)
Fair value gain on financial asset - FID	1,052	4,161	391
Fair value gain on Investment in Aqualung		2,742
Interest and other income	232	1,857	922
Interest expense	(27)	(33)	(62)
Net (loss) income before income taxes	(30,492)	(51,488)	131,671
Deferred income tax benefit (expense)	981	3,090	(25,870)
Net (loss) income	(29,511)	(48,398)	105,801
Item that may be reclassified subsequently to income or loss:
Currency translation differences of foreign operations	(562)	3,649	(775)
Total comprehensive (loss) income	$ (30,073)	$ (44,749)	$ 105,026
Weighted average number of common shares outstanding - Basic	185,600,192	206,372,978	176,930,274
Weighted average number of common shares outstanding - Diluted	185,600,192	206,372,978	179,419,385
Basic (loss) earnings per share (in USD per share)	$ (0.16)	$ (0.23)	$ 0.6
Diluted (loss) earnings per share (in USD per share)	$ (0.16)	$ (0.23)	$ 0.59